SCHEDULE OF OPERATING LEASE COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease cost	$ 781	$ 760	$ 209
Short term lease costs	18	14
Total lease costs	$ 799	$ 774	$ 209